STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (UNAUDITED) - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Nov. 24, 2020
Beginning balance, shares at Nov. 24, 2020
Issuance of founders shares	$ 1,000		$ 7,500	(8,500)
Issuance of founders shares, shares	1,000,000		7,500,000
Stock issued for services, shares			15,000
Stock issued for services			$ 15	7,485			7,500
Issuance of common stock for cash			$ 155	77,345	(22,500)		55,000
Issuance of common stock for cash, Shares			155,000
Issuance of preferred stock for cash		$ 650,000			(400,000)		250,000
Issuance of preferred stock for cash, Shares		260,000
Net income						(75,465)	(75,465)
Ending balance, value at Dec. 31, 2020	$ 1,000	$ 650,000	$ 7,670	76,330	(422,500)	(75,465)	237,035
Ending balance, shares at Dec. 31, 2020	1,000,000	260,000	7,670,000
Issuance of common stock for cash			$ 155	177,345	22,500		200,000
Issuance of common stock for cash, Shares			155,000
Issuance of preferred stock for cash					200,000		200,000
Net income						(1,433,984)	(1,433,984)
Ending balance, value at Jun. 30, 2021	$ 1,000	$ 650,000	$ 7,825	253,675	(200,000)	(1,509,449)	(796,949)
Ending balance, shares at Jun. 30, 2021	1,000,000	260,000	7,825,000
Beginning balance, value at Dec. 31, 2020	$ 1,000	$ 650,000	$ 7,670	76,330	(422,500)	(75,465)	237,035
Beginning balance, shares at Dec. 31, 2020	1,000,000	260,000	7,670,000
Issuance of common stock for cash			$ 985	1,411,065	21,000		1,433,050
Issuance of common stock for cash, Shares			984,701
Offering costs				(68,499)			(68,499)
Issuance of preferred stock for cash					200,000		200,000
Issuance of preferred stock for cash, Shares
Removal of subscription to reflect proceeds paid to related entity					200,000		200,000
Net income						(2,381,405)	(2,381,405)
Ending balance, value at Dec. 31, 2021	$ 1,000	$ 650,000	$ 8,655	1,418,896	(1,500)	(2,456,870)	(379,819)
Ending balance, shares at Dec. 31, 2021	1,000,000	260,000	8,654,701
Beginning balance, value at Mar. 31, 2021	$ 1,000	$ 650,000	$ 7,810	246,190	(250,000)	(1,273,721)	(618,721)
Beginning balance, shares at Mar. 31, 2021	1,000,000	260,000	7,810,000
Issuance of common stock for cash			$ 15	7,485			7,500
Issuance of common stock for cash, Shares			15,000
Issuance of preferred stock for cash					50,000		50,000
Net income						(235,728)	(235,728)
Ending balance, value at Jun. 30, 2021	$ 1,000	$ 650,000	$ 7,825	253,675	(200,000)	(1,509,449)	(796,949)
Ending balance, shares at Jun. 30, 2021	1,000,000	260,000	7,825,000
Beginning balance, value at Dec. 31, 2021	$ 1,000	$ 650,000	$ 8,655	1,418,896	(1,500)	(2,456,870)	(379,819)
Beginning balance, shares at Dec. 31, 2021	1,000,000	260,000	8,654,701
Issuance of common stock for cash			$ 314	471,653			471,967
Issuance of common stock for cash, Shares			314,644
Offering costs				(22,831)			(22,831)
Stock-based compensation			$ 400	599,600			600,000
Stock-based compensation, shares			400,000
Net income						(1,706,729)	(1,706,729)
Ending balance, value at Jun. 30, 2022	$ 1,000	$ 650,000	$ 9,369	2,467,318	(1,500)	(4,163,599)	(1,037,412)
Ending balance, shares at Jun. 30, 2022	1,000,000	260,000	9,369,345
Beginning balance, value at Mar. 31, 2022	$ 1,000	$ 650,000	$ 9,369	2,470,903	(1,500)	(3,790,997)	(661,225)
Beginning balance, shares at Mar. 31, 2022	1,000,000	260,000	9,369,345
Offering costs				(3,585)			(3,585)
Net income						(372,602)	(372,602)
Ending balance, value at Jun. 30, 2022	$ 1,000	$ 650,000	$ 9,369	$ 2,467,318	$ (1,500)	$ (4,163,599)	$ (1,037,412)
Ending balance, shares at Jun. 30, 2022	1,000,000	260,000	9,369,345